Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
Schedule of shareholders and other related parties’ benefits
	December 31, 2022	December 31, 2021	December 31, 2020
Salary and related expenses – officers and directors	1,923	1,042	795
Share based payment – officers and directors	3,745	5,876	1,805

Schedule of balances with related parties
Name	Nature of transaction	December 31, 2022	December 31, 2021
Officers	Salaries and related	(292)	(317)
Directors	Compensation for directors	(40)	(57)